Note 3. Significant Accounting Policies (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 3. Significant Accounting Policies (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member]
Note 3. Significant Accounting Policies (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Note 3. Significant Accounting Policies (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Note 3. Significant Accounting Policies (Details) - Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 0	$ 0